                   PROSPECTUS SUPPLEMENT DATED JUNE 20, 2002

THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

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THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19,
                                      2002
                  AS SUPPLEMENTED MAY 1, 2002 AND JUNE 3, 2002
        THE HARTFORD LARGE CAP FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
               AS SUPPLEMENTED MARCH 7, 2002 AND MAY 1, 2002 AND
THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS DATED FEBRUARY 19,
                                      2002
          AS SUPPLEMENTED MARCH 7, 2002, MAY 1, 2002 AND JUNE 3, 2002
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                           THE HARTFORD ADVISERS FUND

    The following supplements the information under "Advisers Fund" on pages 90-91 of The Hartford Mutual Funds prospectus and page 31 of The Hartford Large Cap Funds prospectus:

    Effective June 20, 2002, John Keogh, a Senior Vice President and Partner of Wellington Management Company, LLP, became an Associate Portfolio Manager of The Hartford Advisers Fund. Mr. Keogh joined Wellington Management in 1983 and has been an investment professional since 1979.
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THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON AUGUST
                                   20, 2002.

                       THE HARTFORD SMALLCAP GROWTH FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 28 of The Hartford Mutual Funds prospectus and on page 15 of The Hartford Small Cap, Mid Cap and Multi Cap prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
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                        THE HARTFORD SMALL COMPANY FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 31 of The Hartford Mutual Funds prospectus and on page 19 of The Hartford Small Cap, Mid Cap and Multi Cap prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
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                         THE HARTFORD MIDCAP VALUE FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 40 of The Hartford Mutual Funds prospectus and on page 13 of The Hartford Small Cap, Mid Cap and Multi Cap prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
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                            THE HARTFORD MIDCAP FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 42 of The Hartford Mutual Funds prospectus and on page 10 of The Hartford Small Cap, Mid Cap and Multi Cap prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."

                   PROSPECTUS SUPPLEMENT DATED JUNE 20, 2002

THE HARTFORD MUTUAL FUNDS                                         CLASS Y SHARES

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                            THIS SUPPLEMENT UPDATES
          THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
                          AS SUPPLEMENTED MAY 1, 2002
--------------------------------------------------------------------------------

                           THE HARTFORD ADVISERS FUND

    Effective June 20, 2002, John Keogh, a Senior Vice President and Partner of Wellington Management Company, LLP, became an Associate Portfolio Manager of The Hartford Advisers Fund. Mr. Keogh joined Wellington Management in 1983 and has been an investment professional since 1979.
--------------------------------------------------------------------------------

THE INVESTMENT POLICY REVISIONS INDICATED BELOW WILL BECOME EFFECTIVE ON AUGUST
                                   20, 2002.

                       THE HARTFORD SMALLCAP GROWTH FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 26 of The Hartford Mutual Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
--------------------------------------------------------------------------------

                        THE HARTFORD SMALL COMPANY FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 29 of The Hartford Mutual Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and Standard & Poor's 600 Indices. As of April 30, 2002 this range was between approximately $0 and $3.2 billion."
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                         THE HARTFORD MIDCAP VALUE FUND

    The first three sentences in the first paragraph under "Investment Strategy" on page 38 of The Hartford Mutual Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."
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                            THE HARTFORD MIDCAP FUND

    The first two sentences in the first paragraph under "Investment Strategy" on page 40 of The Hartford Mutual Funds prospectus are deleted and replaced by the following:

      "Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and Standard & Poor's 400 Indices. As of April 30, 2002 this range was between approximately $30 million and $16.8 billion."